SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Current			$ 7,243
Deferred
Income tax expense			7,243
Total Current			$ 7,243
Freight App Inc [Member]
Total Current	40,264	23,051
Income tax expense	40,264	23,051
Federal
State
Foreign	40,264	23,051
Total Current	40,264	23,051
Federal
State
Total Deferred